American Funds Portfolio Series
American Funds® Global Growth Portfolio
Investment portfolio
July 31, 2024
unaudited
Fund investments Growth funds 85%	Shares	Value (000)
New Perspective Fund, Class R-6	19,472,468	$1,223,455
The New Economy Fund, Class R-6	14,589,029	920,860
SMALLCAP World Fund, Inc., Class R-6	12,796,654	920,207
The Growth Fund of America, Class R-6	12,414,945	917,589
EuroPacific Growth Fund, Class R-6	8,231,967	476,960
New World Fund, Inc., Class R-6	5,212,609	416,331
American Funds Global Insight Fund, Class R-6	13,154,284	308,994
		5,184,396
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	13,799,165	912,953
Total investment securities 100% (cost: $4,624,375,000)		6,097,349
Other assets less liabilities 0%		(1,516)
Net assets 100%		$6,095,833
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85%
New Perspective Fund, Class R-6	$976,775	$60,330	$38,501	$599	$224,252	$1,223,455	$13,335	$46,994
The New Economy Fund, Class R-6	740,419	34,599	66,797	(2,059)	214,698	920,860	4,595	29,996
SMALLCAP World Fund, Inc., Class R-6	709,981	48,835	13,888	(4,209)	179,488	920,207	8,158	—
The Growth Fund of America, Class R-6	733,573	60,771	86,239	2,537	206,947	917,589	7,053	53,718
EuroPacific Growth Fund, Class R-6	482,551	33,730	124,261	15,513	69,427	476,960	10,749	19,398
New World Fund, Inc., Class R-6	241,350	136,797	—	—	38,184	416,331	4,379	3,214
American Funds Global Insight Fund, Class R-6	—	304,127	—	—	4,867	308,994	—	—
						5,184,396
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	983,843	34,957	332,302	58,633	167,822	912,953	17,717	17,240
Total 100%				$71,014	$1,105,685	$6,097,349	$65,986	$170,560

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 13

American Funds® Growth Portfolio
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	64,543,044	$4,770,376
SMALLCAP World Fund, Inc., Class R-6	40,269,626	2,895,789
AMCAP Fund, Class R-6	65,850,219	2,875,020
New Perspective Fund, Class R-6	45,266,539	2,844,097
The New Economy Fund, Class R-6	30,399,360	1,918,808
		15,304,090
Growth-and-income funds 20%
The Investment Company of America, Class R-6	33,274,347	1,940,893
Fundamental Investors, Class R-6	23,190,458	1,907,183
		3,848,076
Total investment securities 100% (cost: $14,858,720,000)		19,152,166
Other assets less liabilities 0%		(4,963)
Net assets 100%		$19,147,203
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,538,187	$297,855	$105,859	$(485)	$1,040,678	$4,770,376	$34,568	$263,287
SMALLCAP World Fund, Inc., Class R-6	2,072,849	302,781	3,097	(584)	523,840	2,895,789	24,108	—
AMCAP Fund, Class R-6	2,784,018	209,170	902,714	92,972	691,574	2,875,020	18,300	136,173
New Perspective Fund, Class R-6	1,381,789	1,118,370	—	—	343,938	2,844,097	19,289	67,979
The New Economy Fund, Class R-6	1,404,619	99,759	2,074	(181)	416,685	1,918,808	8,803	57,463
						15,304,090
Growth-and-income funds 20%
The Investment Company of America, Class R-6	—	1,878,761	1,041	6	63,167	1,940,893	6,467	7,650
Fundamental Investors, Class R-6	2,819,741	199,101	1,887,080	358,478	416,943	1,907,183	32,705	128,026
						3,848,076
Total 100%				$450,206	$3,496,825	$19,152,166	$144,240	$660,578

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 20%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	20,092,626	$1,444,861
The Growth Fund of America, Class R-6	16,901,156	1,249,165
American Funds Global Insight Fund, Class R-6	37,759,701	886,975
		3,581,001
Growth-and-income funds 45%
The Investment Company of America, Class R-6	61,911,487	3,611,297
Capital World Growth and Income Fund, Class R-6	39,845,851	2,636,202
Washington Mutual Investors Fund, Class R-6	29,194,983	1,815,636
		8,063,135
Equity-income funds 10%
Capital Income Builder, Class R-6	25,445,312	1,807,889
Balanced funds 10%
American Balanced Fund, Class R-6	51,345,781	1,808,398
Fixed income funds 15%
American Funds Strategic Bond Fund, Class R-6	97,484,282	899,780
American Funds Multi-Sector Income Fund, Class R-6	95,458,147	898,261
The Bond Fund of America, Class R-6	78,923,248	898,147
		2,696,188
Total investment securities 100% (cost: $14,349,446,000)		17,956,611
Other assets less liabilities 0%		(4,435)
Net assets 100%		$17,952,176
American Funds Portfolio Series — Page 3 of 13

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
SMALLCAP World Fund, Inc., Class R-6	$1,069,341	$109,199	$—	$—	$266,321	$1,444,861	$12,387	$—
The Growth Fund of America, Class R-6	1,057,847	90,722	201,154	5,756	295,994	1,249,165	10,277	78,278
American Funds Global Insight Fund, Class R-6	—	873,006	—	—	13,969	886,975	—	—
						3,581,001
Growth-and-income funds 45%
The Investment Company of America, Class R-6	2,915,837	173,052	301,203	27,354	796,257	3,611,297	43,734	127,097
Capital World Growth and Income Fund, Class R-6	2,869,180	112,680	1,006,465	155,556	505,251	2,636,202	51,483	50,293
Washington Mutual Investors Fund, Class R-6	1,445,064	142,787	57,887	4,463	281,209	1,815,636	24,797	110,759
						8,063,135
Equity-income funds 10%
Capital Income Builder, Class R-6	1,387,292	178,076	13,677	696	255,502	1,807,889	47,334	1,692
Balanced funds 10%
American Balanced Fund, Class R-6	1,393,045	118,919	3,654	479	299,609	1,808,398	36,535	—
Fixed income funds 15%
American Funds Strategic Bond Fund, Class R-6[2]	681,878	185,004	18,534	(314)	51,746	899,780	12,197	—
American Funds Multi-Sector Income Fund, Class R-6	683,141	162,433	11,511	(158)	64,356	898,261	39,127	—
The Bond Fund of America, Class R-6	682,305	174,936	5,516	(458)	46,880	898,147	27,390	—
						2,696,188
Total 100%				$193,374	$2,877,094	$17,956,611	$305,261	$368,119

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Portfolio Series — Page 4 of 13

American Funds® Moderate Growth and Income Portfolio
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,598,214	$728,716
SMALLCAP World Fund, Inc., Class R-6	9,674,795	695,714
		1,424,430
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,757,775	2,161,586
Capital World Growth and Income Fund, Class R-6	21,473,966	1,420,718
		3,582,304
Equity-income funds 10%
The Income Fund of America, Class R-6	56,904,234	1,428,865
Balanced funds 40%
American Balanced Fund, Class R-6	101,409,347	3,571,638
American Funds Global Balanced Fund, Class R-6	55,004,513	2,111,623
		5,683,261
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	72,485,579	682,089
American Funds Strategic Bond Fund, Class R-6	73,841,362	681,556
The Bond Fund of America, Class R-6	59,844,599	681,032
		2,044,677
Total investment securities 100% (cost: $11,410,841,000)		14,163,537
Other assets less liabilities 0%		(2,716)
Net assets 100%		$14,160,821
American Funds Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$587,390	$35,907	$28,673	$(2,143)	$136,235	$728,716	$7,937	$27,970
SMALLCAP World Fund, Inc., Class R-6	563,974	7,156	13,324	(2,772)	140,680	695,714	6,459	—
						1,424,430
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,775,078	163,510	122,011	10,902	334,107	2,161,586	29,833	133,678
Capital World Growth and Income Fund, Class R-6	1,185,586	43,472	77,917	852	268,725	1,420,718	22,993	20,478
						3,582,304
Equity-income funds 10%
The Income Fund of America, Class R-6	1,188,005	41,353	3,572	(227)	203,306	1,428,865	41,353	—
Balanced funds 40%
American Balanced Fund, Class R-6	2,959,115	76,425	88,525	320	624,303	3,571,638	76,423	—
American Funds Global Balanced Fund, Class R-6	1,776,912	31,564	14,851	(360)	318,358	2,111,623	31,564	—
						5,683,261
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	597,383	31,848	2,337	23	55,172	682,089	31,848	—
American Funds Strategic Bond Fund, Class R-6[2]	588,030	58,201	7,601	— [3]	42,926	681,556	9,430	—
The Bond Fund of America, Class R-6	590,971	50,599	—	—	39,462	681,032	21,971	—
						2,044,677
Total 100%				$6,595	$2,163,274	$14,163,537	$279,811	$182,126

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

[3]	Amount less than one thousand.
American Funds Portfolio Series — Page 6 of 13

American Funds® Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth-and-income funds 27%	Shares	Value (000)
American Mutual Fund, Class R-6	13,666,773	$776,000
Washington Mutual Investors Fund, Class R-6	12,373,384	769,501
Capital World Growth and Income Fund, Class R-6	7,975,911	527,686
		2,073,187
Equity-income funds 30%
Capital Income Builder, Class R-6	16,337,613	1,160,787
The Income Fund of America, Class R-6	46,217,778	1,160,529
		2,321,316
Fixed income funds 43%
The Bond Fund of America, Class R-6	101,395,432	1,153,880
American Funds Multi-Sector Income Fund, Class R-6	122,462,720	1,152,374
American High-Income Trust, Class R-6	79,028,987	766,581
American Funds Emerging Markets Bond Fund, Class R-6	29,284,994	228,423
		3,301,258
Total investment securities 100% (cost: $7,157,118,000)		7,695,761
Other assets less liabilities 0%		(1,803)
Net assets 100%		$7,693,958
American Funds Portfolio Series — Page 7 of 13

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 27%
American Mutual Fund, Class R-6	$678,886	$25,814	$66,146	$2,992	$134,454	$776,000	$14,043	$11,770
Washington Mutual Investors Fund, Class R-6	674,112	59,522	92,690	3,916	124,641	769,501	10,973	48,549
Capital World Growth and Income Fund, Class R-6	—	536,043	10,383	86	1,940	527,686	3,208	—
						2,073,187
Equity-income funds 30%
Capital Income Builder, Class R-6	1,288,687	42,429	386,802	36,437	180,036	1,160,787	39,354	1,537
The Income Fund of America, Class R-6	1,286,667	43,325	376,279	18,277	188,539	1,160,529	41,623	—
						2,321,316
Fixed income funds 43%
The Bond Fund of America, Class R-6	1,085,616	63,007	65,366	(10,511)	81,134	1,153,880	39,342	—
American Funds Multi-Sector Income Fund, Class R-6	1,088,378	58,536	93,636	(8,811)	107,907	1,152,374	56,656	—
American High-Income Trust, Class R-6	681,356	40,584	20,273	(7)	64,921	766,581	37,594	—
American Funds Emerging Markets Bond Fund, Class R-6	—	230,415	—	—	(1,992)	228,423	3,211	—
						3,301,258
Total 100%				$42,379	$881,580	$7,695,761	$246,004	$61,856

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 8 of 13

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth-and-income funds 51%	Shares	Value (000)
Capital Group Dividend Value ETF	23,338,634	$817,319
Capital World Growth and Income Fund, Class R-6	11,335,996	749,990
American Mutual Fund, Class R-6	8,941,226	507,683
Capital Group Dividend Growers ETF	17,188,621	505,775
		2,580,767
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	81,938,303	1,257,753
Capital Group Municipal Income ETF	36,941,837	1,003,710
Capital Group Short Duration Municipal Income ETF	7,224,418	187,979
		2,449,442
Short-term securities 0%
Capital Group Central Cash Fund 5.32%[1]	132,963	13,296
Total short-term securities (cost: $13,295,000)		13,296
Total investment securities 100% (cost: $4,495,574,000)		5,043,505
Other assets less liabilities 0%		767
Net assets 100%		$5,044,272
American Funds Portfolio Series — Page 9 of 13

unaudited
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 51%
Capital Group Dividend Value ETF	$634,695	$39,370	$68,544	$8,593	$203,205	$817,319	$9,131	$—
Capital World Growth and Income Fund, Class R-6	844,029	36,981	321,690	45,479	145,191	749,990	16,186	14,518
American Mutual Fund, Class R-6	424,635	21,394	26,312	3,437	84,529	507,683	8,989	7,436
Capital Group Dividend Growers ETF	—	499,462	—	—	6,313	505,775	—	—
Washington Mutual Investors Fund, Class R-6[3]	211,403	21,352	269,807	103,961	(66,909)	—	3,567	15,774
						2,580,767
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	1,061,757	91,736	24,446	(638)	129,344	1,257,753	37,756	—
Capital Group Municipal Income ETF	—	999,822	—	—	3,888	1,003,710	1,681	—
Capital Group Short Duration Municipal Income ETF	—	187,350	—	—	629	187,979	194	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6[3]	404,507	50,040	471,263	(18,426)	35,142	—	8,006	—
The Tax-Exempt Bond Fund of America, Class R-6[3]	637,724	60,296	745,950	(35,334)	83,264	—	15,826	—
						2,449,442
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 5.32%[1]	21,668	46,949	55,325	4	— [4]	13,296	901	—
Total 100%				$107,076	$624,596	$5,043,505	$102,237	$37,728

[1]	Rate represents the seven-day yield at 7/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
[4]	Amount less than one thousand.
American Funds Portfolio Series — Page 10 of 13

American Funds® Preservation Portfolio
Investment portfolio
July 31, 2024
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	109,082,778	$1,038,468
Intermediate Bond Fund of America, Class R-6	67,809,710	849,656
		1,888,124
Total investment securities 100% (cost: $1,988,723,000)		1,888,124
Other assets less liabilities 0%		(434)
Net assets 100%		$1,887,690
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,121,586	$43,700	$145,305	$(6,175)	$24,662	$1,038,468	$34,643	$—
Intermediate Bond Fund of America, Class R-6	917,662	36,043	141,626	(11,266)	48,843	849,656	28,359	—
Total 100%				$(17,441)	$73,505	$1,888,124	$63,002	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 11 of 13

American Funds® Tax-Exempt Preservation Portfolio
Investment portfolio
July 31, 2024
unaudited

Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,732,044	$164,308
Capital Group Short Duration Municipal Income ETF	4,723,753	122,912
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,193,606	121,204
		408,424
Short-term securities 0%
Capital Group Central Cash Fund 5.32%[1]	18,636	1,864
Total short-term securities (cost: $1,864,000)		1,864
Total investment securities 100% (cost: $416,376,000)		410,288
Other assets less liabilities 0%		286
Net assets 100%		$410,574
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$275,058	$9,889	$132,175	$(6,451)	$17,987	$164,308	$4,914	$—
Capital Group Short Duration Municipal Income ETF	—	123,235	742	(1)	420	122,912	127	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	183,372	6,997	74,728	(1,590)	7,153	121,204	3,353	—
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 5.32%[1]	—	2,135	271	— [3]	— [3]	1,864	5	—
Total 100%				$(8,042)	$25,560	$410,288	$8,399	$—

[1]	Rate represents the seven-day yield at 7/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-900-0924
American Funds Portfolio Series — Page 13 of 13